UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07643
                                                    --------------------

                              Phoenix PHOLIOs (SM)
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)


         Kevin J. Carr, Esq.                          John R. Flores, Esq.
Vice President, Chief Legal Officer,                     Vice President
Counsel and Secretary for Registrant              Litigation/Employment Counsel
   Phoenix Life Insurance Company                Phoenix Life Insurance Company
          One American Row                              One American Row
         Hartford, CT 06102                            Hartford, CT 06102
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                        Date of fiscal year end: July 31
                                                --------

                    Date of reporting period: April 30, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                         COMPOSITION BY UNDERLYING FUND
                      AS A PERCENTAGE OF TOTAL INVESTMENTS
                              AS OF APRIL 30, 2005
                                  (UNAUDITED)


                                                                             Wealth Builder Fund        Wealth Guardian Fund
                                                                             -------------------        --------------------

Phoenix Growth & Income Fund Class A                                                20.1%                      17.4%

Phoenix Institutional Bond Fund Class Y                                              7.7%                      15.1%

Phoenix Market Neutral Fund Class A                                                  5.2%                       5.0%

Phoenix-Duff & Phelps Real Estate Securities Fund Class A                           10.7%                      10.5%

Phoenix-Goodwin Multi-Sector Short Term Bond Fund Class A                            5.2%                      10.1%

Phoenix-Kayne Rising Dividends Fund Class A                                         19.5%                      17.3%

Phoenix-Kayne Small-Mid Cap  Fund Class A                                           24.1%                       9.6%

Phoenix-Seneca Bond Fund Class A                                                     7.5%                      15.0%

                                                                                   ------                     ------
Total                                                                              100.0%                     100.0%
                                                                                   ======                     ======

PHOENIX PARTNER SELECT WEALTH BUILDER FUND


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)

                                                   SHARES          VALUE
                                                  ---------     ------------

MUTUAL FUNDS--99.9%

EQUITY FUNDS--79.4%
Phoenix-Duff & Phelps Real Estate
  Securities Fund Class A                           532,103     $ 13,047,155
Phoenix Growth & Income Fund Class A              1,771,565       24,553,886
Phoenix-Kayne Rising Dividends Fund
  Class A                                         1,557,428       23,828,644
Phoenix-Kayne Small-Mid Cap Fund
  Class A(b)                                      1,591,774       29,479,655
Phoenix Market Neutral Fund Class
  A(b)                                              533,040        6,332,516
                                                                ------------
                                                                  97,241,856
                                                                ------------

FIXED-INCOME FUNDS--20.5%
Phoenix-Goodwin Multi-Sector Short
  Term Bond Fund Class A                          1,332,796        6,330,782
Phoenix Institutional Bond Fund
  Class Y                                           295,598        9,435,497
Phoenix-Seneca Bond Fund Class A                    890,408        9,358,185
                                                                ------------
                                                                  25,124,464
                                                                ------------
----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $118,037,874)                                   122,366,320
----------------------------------------------------------------------------


TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $118,037,874)                                   122,366,320(a)

Other assets and liabilities, net--0.1%                              134,499
                                                                ------------
NET ASSETS--100.0%                                              $122,500,819
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,205,068 and gross depreciation of $904,027 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $118,065,279.
(b) Non-income producing.

PHOENIX PARTNER SELECT WEALTH GUARDIAN FUND


                             SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2005
                                   (UNAUDITED)


                                                     SHARES         VALUE
                                                    --------     ------------

MUTUAL FUNDS--100.0%

EQUITY FUNDS--59.8%
Phoenix-Duff & Phelps Real Estate
  Securities Fund Class A                            243,428      $ 5,968,853
Phoenix Growth & Income Fund Class A                 716,959        9,937,049
Phoenix-Kayne Rising Dividends Fund
  Class A                                            645,127        9,870,447
Phoenix-Kayne Small-Mid Cap Fund
  Class A(b)                                         296,565        5,492,390
Phoenix Market Neutral Fund Class
  A(b)                                               242,496        2,880,853
                                                                  -----------
                                                                   34,149,592
                                                                  -----------

FIXED-INCOME FUNDS--40.2%
Phoenix-Goodwin Multi-Sector Short
  Term Bond Fund Class A                           1,212,972        5,761,615
Phoenix Institutional Bond Fund
  Class Y                                            270,793        8,643,700
Phoenix-Seneca Bond Fund Class A                     817,904        8,596,175
                                                                  -----------
                                                                   23,001,490
                                                                  -----------
--------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $55,409,340)                                      57,151,082
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $55,409,340)                                      57,151,082(a)

Other assets and liabilities, net--0.0%                                (7,529)
                                                                  -----------
NET ASSETS--100.0%                                                $57,143,553
                                                                  -----------


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,110,706 and gross depreciation of $410,417 for federal income tax purposes. At April 30, 2005, the aggregate cost of securities for federal income tax purposes was $55,450,793.
(b) Non-income producing.

PHOENIX PHOLIOS (SM)
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
APRIL 30, 2005


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Phoenix PHOLIOs (SM) (formerly Phoenix Partner Select Funds) in the preparation of its Schedules of Investments. The preparation of Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


A. Security valuation:
   Investments in the underlying funds are valued at each Fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 pm eastern time).

   As required, some investments may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market.

B. Security transactions and related income:
   Security transactions are recorded on the trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.

2. SUBSEQUENT EVENT
   On May 11, 2005, The Phoenix Partner Select Funds changed their name to Phoenix PHOLIOs (SM).

   Effective July 1, 2005, the Funds' names will also change to The Phoenix Wealth Builder PHOLIO and The Phoenix Wealth Guardian PHOLIO, respectively.

The Funds' investment objective, all other principal investment strategies and principal risks will remain the same.


                                       1


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Phoenix PHOLIOs (SM)
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              June 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              June 28, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date              June 28, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.